SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 item
Investments
Impairment loss	$ 48
Number of investments accounted for under cost method	1
Equipment and office furniture | Minimum
Property and Equipment
Estimated useful lives	3 years
Equipment and office furniture | Maximum
Property and Equipment
Estimated useful lives	5 years
Motor vehicles
Property and Equipment
Estimated useful lives	5 years
Software
Property and Equipment
Estimated useful lives	5 years